CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales		$ 138,628	$ 97,883	$ 125,582
Cost of revenue		121,773	90,693	114,525
Gross profit		16,855	7,190	11,057
Operating expenses:
General and administrative		13,485	15,158	12,225
Sales, marketing and customer service		2,185	2,398	2,285
Provision (reverse) for doubtful accounts, notes and other receivables		1,094	4,115	(501)
Impairment charges on property, plant and equipment		0	2,235	0
Impairment charges on project assets		0	2,455	0
Total operating expenses		16,764	26,361	14,009
Operating income (loss)		91	(19,171)	(2,952)
Other income (expense):
Interest expense, net		(3,790)	(3,768)	(6,345)
Change in fair value of derivative asset/liability		496	285	0
Reversal of tax penalty		0	6,890	0
Gain on troubled debt restructuring		0	0	1,887
Net foreign exchange gain (loss)		(5,411)	1,261	1,118
Others		2,807	(553)	487
Total other income (expense), net		(5,898)	4,115	(2,853)
Loss from continuing operations before income taxes		(5,807)	(15,056)	(5,805)
Income tax expense		458	92	332
Loss from continuing operations including noncontrolling interests		(6,265)	(15,148)	(6,137)
Loss from discontinued operations, net of tax		0	0	(6,122)
Net loss including noncontolling interests		(6,265)	(15,148)	(12,259)
Less: Net income attributable to noncontrolling interests from continuing operations		250	110	31
Less: Net loss attributable to noncontrolling interests from discontinued operations		0	0	(8)
Net loss attributable to shareholders of SPI Energy Co., Ltd. from continuing operations		(6,515)	(15,258)	(6,168)
Net loss attributable to shareholders of SPI Energy Co., Ltd. from discontinued operations		0	0	(6,114)
Net loss attributable to shareholders of SPI Energy Co., Ltd.		$ (6,515)	$ (15,258)	$ (12,282)
Net loss from continuing operations per ordinary share basic and diluted		$ (0.4)	$ (1.2)	$ (0.9)
Net loss from discontinued operations per ordinary share basic and diluted		0.0	0.0	(0.8)
Net loss per ordinary shar basic and diluted		$ (0.4)	$ (1.2)	$ (1.7)
Weighted average shares outstanding basic and diluted	[1]	15,907,144	12,733,062	7,262,023

[1]	The shares are presented on a retroactive basis to reflect the Group's Reverse Stock Splits